Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
Income for the period		$ 23,906	$ 13,435	$ 4,777
Items that may be reclassified to income in later periods:
Currency translation differences		(3,172)	5,156	703
Unrealised gains/(losses) on securities			593	(214)
Debt instruments remeasurements	[1]	(15)
Cash flow hedging gains/(losses)		730	(552)	(617)
Net investment hedging losses				(2,024)
Deferred cost of hedging	[1]	(209)
Share of other comprehensive (loss)/income of joint ventures and associates		(10)	170	(28)
Total		(2,676)	5,367	(2,180)
Items that are not reclassified to income in later periods:
Retirement benefits remeasurements		3,588	604	(3,817)
Equity instruments remeasurements	[1]	(153)
Share of other comprehensive income of joint ventures and associates		193
Total		3,628	604	(3,817)
Other comprehensive income/(loss) for the period		952	5,971	(5,997)
Comprehensive income/(loss) for the period		24,858	19,406	(1,220)
Comprehensive income attributable to non-controlling interest		383	578	154
Comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders		$ 24,475	$ 18,828	$ (1,374)

[1]	See Note 2 Significant accounting policies, judgements and estimates regarding the implementation of IFRS 9 Financial Instruments.